INVESTMENT IN EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF RECONCILIATION OF OPENING AND CLOSING BALANCE OF INVESTMENT IN EQUITY SECURITIES

The reconciliation of the opening and closing fair value balance of the investment in equity securities instruments is provided below:

Opening Balance December 31, 2021	$4,011
Changes during 2022:
Revaluation to fair value through profit or loss	(2,208)
Investment in equity securities	715
Conversion of SAFE to equity securities	286
Opening Balance December 31, 2022	$2,804
Changes during 2023:
Revaluation to fair value through profit or loss	(2,333)
Closing Balance December 31, 2023	$471